Income taxes - Expiry years of net operating loss and credit carryforwards (Detail) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Income taxes [Line Items]
Net operating loss carryforwards	€ 3,951,000,000	€ 4,276,000,000
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	2,547,000,000	2,520,000,000
Not later than one year [member]
Income taxes [Line Items]
Net operating loss carryforwards	1,593,000,000	5,000,000
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	1,592,000,000	1,000,000
Later than one year and not later than two years [member]
Income taxes [Line Items]
Net operating loss carryforwards	6,000,000	1,546,000,000
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	0	1,541,000,000
Later than two years and not later than three years [member]
Income taxes [Line Items]
Net operating loss carryforwards	9,000,000	13,000,000
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	0	3,000,000
Later than three years and not later than four years [member]
Income taxes [Line Items]
Net operating loss carryforwards	7,000,000	235,000,000
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	0	0
Later than four years and not later than five years [member]
Income taxes [Line Items]
Net operating loss carryforwards	18,000,000	23,000,000
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	0	0
Later than five years [member]
Income taxes [Line Items]
Net operating loss carryforwards	751,000,000	1,026,000,000
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	21,000,000	24,000,000
Unlimited [Member]
Income taxes [Line Items]
Net operating loss carryforwards	1,567,000,000	1,428,000,000
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	€ 934,000,000	€ 951,000,000